SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2001.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                         Brahman Capital Corp.
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Address                     350 Madison Avenue, 22nd Floor
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                               New York, NY 10017
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         Form 13F File Number:      28- 4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
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Title:                       Chief Financial Officer
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Phone:                     (212) 681-9797
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Signature, Place, and Date of Signing:

 /s/William D'Eridita           New York, NY             May 14, 2001
--------------------------      -----------------------  ----------------------
[Signature]                    [City, State]                [Date]


Report Type (Check only one.):

     [X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



   Item 1                               Item 2       Item 3       Item 4       Item 5


                                                                                Shares or
                                        Title        CUSIP      Fair Market     Principal
    Name of Issuer                     of Class      Number        Value       Amount
----------------------------------------------------------------------------------------------


AGENCY.COM LTD                       COMMON       008447-10-4     666,187.00    484,500
ALLEGHANY ENERGY                     COMMON       017361-10-6     115,650.00      2,500
AVAYA INC.                           COMMON       053499-10-9  11,424,023.00    878,771
AVAYA INC.                           COMMON       053499-90-9     134,750.00      1,100 (C)
AVISTA CORP                          COMMON       05379B-10-7     132,150.00      7,500
CMS ENERGY                           COMMON       125896-10-0     147,950.00      5,000
CHOICEPOINT, INC.                    COMMON       170388-10-2  50,370,484.00  1,490,251
CABLETRON SYS. INC.                  COMMON       126920-10-7     967,500.00     75,000
CRESTLINE CAPITAL CORP               COMMON       226153-10-4  41,529,455.00  1,529,630
DUN & BRADSTREET                     COMMON       26483E-10-0   6,952,556.00    295,100
ENERGY EAST CORP                     COMMON       29266M-10-9     130,125.00      7,500
COMMONBLE RESOURCES INC                           294549-10-0  27,227,400.00    394,600
FMC CORP                             COMMON       302491-30-3  12,069,596.00    163,900
H&R BLOCK                            COMMON       093671-10-5  32,098,472.00    641,200
H&R BLOCK                            COMMON       093671-90-5   1,209,000.00      2,600 (C)
IBP INC.                             COMMON       449223-10-6   3,612,920.00    220,300
KROLL O GARA CO.                     COMMON       501050-10-8     904,075.00    168,200
METLIFE INC                          COMMON       59156R-90-8     559,000.00      2,150 (C)
MIRANT CORP                          COMMON       604675-10-8      88,750.00      2,500
MONTANA POWER CO.                    COMMON       612085-10-0      56,400.00      4,000
PLAINS ALL AMERICAN PIPELINE         COMMON       726503-10-5    167,250.00      7,500
PUBLIC SERVICE ENT. GROUP            COMMON       744573-10-6    107,900.00      2,500
TNPC                                 COMMON       87260K-10-7   3,764,800.00    579,200
CINTAS                               COMMON       172908-95-5      71,250.00        250 (P)
SECURITY CAPITAL GROUP               COMMON       81413P-20-4  24,503,675.00  1,180,900
SOUTHERN CO                          COMMON       842587-10-7     427,000.00     20,000
SPX CORP                             COMMON       784635-10-4  24,078,537.00    265,299
SPX CORP                             COMMON       784635-90-4      54,750.00         50 (C)
SPX CORP                             COMMON       784635-90-4     900,000.00      1,000 (C)
SYGENTA AG                           COMMON       87160A-10-0  27,234,480.00  2,618,700
TRIZEC HAHN CORP                     COMMON       896938-10-7  36,324,680.00  2,413,600
UNITED SHIPPING & TECHNOLOGY         COMMON       911498-10-3     676,367.00    901,822
VIAD CORP                            COMMON       92552R-10-9  24,310,413.00  1,020,160
VIAD CORP                            COMMON       92552R-90-9     267,750.00      1,050 (C)
WILLIAMS COS. INC.                   COMMON       969457-10-0     407,075.00      9,500

                                                               --------------
                                                               333,692,370.00
                                                               ==============


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at March 31, 2001 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

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



                   Item 1                         Item 6                  Item 7            Item 8
                                   -------------------------------------            ------------------------


                                     a) Sole    b) Shared   c) Shared-   Managers     a) Sole    b) Shared
                                               As Defined     Other     See Instr.              As Defined
               Name of Issuer                  in Instr. V                   V                  in Instr. V
---------------------------------------------------------------------------------------------------------


AGENCY.COM LTD                       x                                    1           x
ALLEGHANY ENERGY                     x                                    1           x
AVAYA INC.                           x                                    1           x
AVAYA INC.                           x                                    1           x
AVISTA CORP                          x                                    1           x
CMS ENERGY                           x                                    1           x
CHOICEPOINT, INC.                    x                                    1           x
CABLETRON SYS. INC.                  x                                    1           x
CRESTLINE CAPITAL CORP               x                                    1           x
DUN & BRADSTREET                     x                                    1           x
ENERGY EAST CORP                     x                                    1           x
EQUITABLE RESOURCES INC              x                                    1           x
FMC CORP                             x                                    1           x
H&R BLOCK                            x                                    1           x
H&R BLOCK                            x                                    1           x
IBP INC.                             x                                    1           x
KROLL O GARA CO.                     x                                    1           x
METLIFE INC                          x                                    1           x
MIRANT CORP                          x                                    1           x
MONTANA POWER CO.                    x                                    1           x
PLAINS ALL AMERICAN PIPELINE         x                                    1           x
PUBLIC SERVICE ENT. GROUP            x                                    1           x
TNPC                                 x                                    1           x
CINTAS                               x                                    1           x
SECURITY CAPITAL GROUP               x                                    1           x
SOUTHERN CO                          x                                    1           x
SPX CORP                             x                                    1           x
SPX CORP                             x                                    1           x
SPX CORP                             x                                    1           x
SYGENTA AG                           x                                    1           x
TRIZEC HAHN CORP                     x                                    1           x
UNITED SHIPPING & TECHNOLOGY         x                                    1           x
VIAD CORP                            x                                    1           x
VIAD CORP                            x                                    1           x
WILLIAMS COS. INC.                   x                                    1           x